As filed with the U.S. Securities and Exchange Commission on August 14, 2007

File Nos. 333-140159
811-03392

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 1

JOHN HANCOCK SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

(617) 663-4324

(Registrant’s Area Code and Telephone Number)

Alfred E. Ouellette 601 Congress Street Boston, Massachusetts 02110 (Name and Address of Agent for Service)	With copies to: Mark P. Goshko, Esq. Kirkpatrick & Lockhart Preston Gates Ellis LLP One Lincoln Street Boston, Massachusetts 02111

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933, as amended (the "1933 Act"): No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the 1933 Act.

JOHN HANCOCK SERIES TRUST (the “REGISTRANT”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A – Joint Proxy Statement/Prospectus – Incorporated by reference to the
Registrant’s Registration Statement on Form N-14 filed on March 22, 2007,
SEC Accession No. 0001010521-07-000264
Part B - Statement of Additional Information of the Registrant –
Incorporated by reference to the Registrant’s Registration Statement on
Form N-14 filed on March 22, 2007, SEC Accession No. 0001010521-07-000264
Part C - Other Information
Signature Page

Exhibit Index

Exhibits – The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant’s Registration Statement on Form N-14, filed on March 22, 2007, as required by Item 16 (12) of Form N-14. Part C of this Registration Statement has been updated as necessary.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Series Trust (the “Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on February 26, 2007 (Accession No. 0001010521-07-000194), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)	Amended and Restated Declaration of Trust dated March 8, 2005	(1)
(2)	Amended and Restated By-Laws dated March 8, 2005	(1)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(9)
(5)	Not applicable
(6)(a)	Investment Management Contract between the Trust on behalf of Mid Cap Equity Fund and John Hancock Advisers LLC effective August 4, 2003.	(2)
(6)(b)	Sub-Advisory Agreement between John Hancock Series Trust and Sovereign Asset Management LLC dated December 31, 2005	(1)
(7)	Distribution Agreement between John Hancock Funds Inc. and the Registrant dated December 2, 1996	(3)
(7)(a)	Amendment to Distribution Agreement dated December 2, 1996 to add Mid Cap Equity Fund	(2)
(7)(b)	Form of Soliciting Dealer Agreement between John Hancock Funds, LLC and Selected Dealers (“Selling Agreement”)	(4)
(7)(c)	Form of Amendment to Selling Agreement	(1)
(7)(d)	Form of Financial Institution Sales and Service Agreement between John Hancock Funds Inc. and John Hancock Funds	(5)
(8)	Not applicable
(9)(a)	Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10, 2001	(6)
(9)(b)	Custody Agreement between Registrant and Bank of New York	(2)

(10)(a)	Classes A, B and C Distribution Plans between Mid Cap Equity Fund and John Hancock Funds, LLC Pursuant to Rule 12b-1	(2)
(10)(b)	John Hancock Funds Class A, B, and C amended and restated Multiple Class Plan Pursuant to Rule 18f-3 for the Registrant	(7)
(10)(c)	John Hancock Funds Class A, B, C and I Multiple Class Plan Pursuant to Rule 18f-3 for the Registrant	(4)
(11)	Opinion and Consent of Counsel	(9)
(12)	Opinion as to Tax Matters and Consent	(*)
(13)(a)	Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998	(7)
(13)(b)	Amendment to the Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998 (Anti-Money Laundering and Privacy) effective July 1, 2003	(2)
(13)(c)	Amendment to the Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998, establishing a new series, John Hancock Mid Cap Equity Fund dated August 4, 2003	(2)
(13)(d)	Amendment to the Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services dated July 1, 2004	(4)
(13)(e)	Accounting and Legal Services Agreement	(8)
(13)(f)	Amendment to the Accounting and Legal Services Agreement	(1)
(14)	Consent of Independent Registered Accounting Firm	(9)
(15)	Not Applicable
(16)	Powers of Attorney	(9)
(17)(a)	Code of Ethics of John Hancock Advisers, LLC, Sovereign Asset Management LLC and each John Hancock fund dated May 1, 2005	(1)
(17)(b)	Form of Proxy Cards	(9)

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on March 1, 2006 (Accession No. 0001010521-06-000148).

(2) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on March 1, 2004 (Accession No. 0001010521-04-000075).

(3) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on February 26, 1997 (Accession No. 0001010521-97-000222).

(4) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on March 1, 2005 (Accession No. 0001010521-05-000071).

(5) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on April 26, 1995 (Accession No. 0000950135-95-001000).

(6) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on December 27, 2001 (Accession No. 0001010521-01-500305).

(7) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on December 21, 1998 (Accession No. 0001010521-98-00399).

(8) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant’s Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on April 29, 1995 (Accession No. 0001010521-96-000044).

(9) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-14 under the 1933 Act and the 1940 Act (File Nos. 333-140159 and 811-03392) as filed with the Securities and Exchange Commission on January 23, 2007 (Accession No. 0001010521-07-000039).

(*)	Filed herewith

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 14th day of August, 2007.

John Hancock Series Trust

By: /s/ Keith F. Hartstein

Name: Keith F. Hartstein

Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Keith F. Hartstein	President and	August 14, 2007
Keith F. Hartstein	Chief Executive Officer

/s/ Gordon M. Shone	Treasurer	August 14, 2007
Gordon M. Shone	(Principal Financial Officer and Principal Accounting Officer)

/s/ James R. Boyle *	Trustee	August 14, 2007
James R. Boyle

/s/ James F. Carlin *	Trustee	August 14, 2007
James F. Carlin

/s/ William H. Cunningham *	Trustee	August 14, 2007
William H. Cunningham

Ronald R. Dion*	Trustee	August 14, 2007
/s/ Ronald R. Dion

/s/ Charles L. Ladner *	Trustee	August 14, 2007
Charles L. Ladner

/s/ John A. Moore *	Trustee	August 14, 2007
John A. Moore

/s/ Patti McGill Peterson *	Trustee	August 14, 2007
Patti McGill Peterson

/s/ Steven R. Pruchansky *	Trustee	August 14, 2007
Steven R. Pruchansky

*By: /s/ Alfred P. Ouellette

Alfred P. Ouellette

As Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
(12)	Opinion as to Tax Matters and Consent

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